Business Combinations	9 Months Ended
Mar. 31, 2023
Business combinations [Abstract]
Business Combinations	Business Combinations

Accounting Policy

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the aggregate of the fair values of assets acquired, liabilities assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date when the Company obtains control of the acquiree. The identifiable assets acquired and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where IFRS provides exceptions to recording the amounts at fair value. Goodwill represents the difference between total consideration paid and the fair value of the net identifiable assets acquired. Acquisition costs incurred are expensed through the statement of comprehensive loss.

Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 9 Financial Instruments with the corresponding gain or loss recognized in profit or loss.

Based on the facts and circumstances that existed at the acquisition date, management will perform a valuation analysis to allocate the purchase price based on the fair values of the identifiable assets acquired and liabilities assumed on the acquisition date. Management has one year from the acquisition date to confirm and finalize the facts and circumstances that support the finalized fair value analysis and related purchase price allocation. Until such time, these values are provisionally reported and are subject to change. Changes to fair values and allocations are retrospectively adjusted in subsequent periods.

In determining the fair value of all identifiable assets acquired and liabilities assumed, the most significant estimates generally relate to contingent consideration, intangible assets and property, plant and equipment. Management exercises judgment in estimating the probability and timing of when earn-out milestones are expected to be achieved, which is used as the basis for estimating fair value. Identified intangible assets are fair valued using appropriate valuation techniques which are generally based on a forecast of the total expected future net cash flows of the acquiree. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied. Property, plant and equipment are fair valued using a combination of the cost approach and sales comparison approach. The significant assumptions used were the replacement costs and rate per acre in the fair value measurement of the acquired land and replacement cost per square foot in the fair value measurement of the acquired buildings.

Acquisitions that do not meet the definition of a business combination are accounted for as asset acquisitions. Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values. Asset acquisitions do not give rise to goodwill.

Bevo Agtech Inc.
On August 25, 2022, a wholly-owned subsidiary of the Company acquired a 50.1% controlling interest in Bevo, the sole parent of Bevo Farms Ltd., one of the largest suppliers of propagated vegetables and ornamental plants in North America. The transaction included initial consideration of $44.8 million consisting of $38.8 million paid in cash, $3.0 million paid into escrow for indemnity holdback, and $3.0 million paid into escrow relating to performance holdbacks which are releasable upon Bevo meeting certain financial targets (the “Performance Holdback”). The Performance Holdback payable was measured at fair value of $2.2 million. The total cash consideration of $6.0 million paid into escrow has been recognized as an increase in restricted cash, with a corresponding increase of $3.0 million in accounts payable and accrued liabilities related to the indemnity holdback; $2.2 million in contingent consideration payable related to the Performance Holdback and $0.8 million in goodwill on the consolidated statements of financial position.

Additional consideration of up to $12.0 million as a potential earnout amount is payable in cash or Common Shares at the election of the Company, subject to Bevo successfully achieving certain financial milestones at its Site One facility in Langley, British Columbia for the period up to December 31, 2025. The additional consideration was measured at fair value and recognized as an increase of $0.7 million in contingent consideration payable, with a corresponding increase in goodwill, on the consolidated financial statements of financial position. In connection with the potential earnout, the Company has pledged 6,596,761 of Bevo Common Shares owned by the Company as security to the non-controlling shareholders of Bevo.

The transaction includes call options such that the Company and certain non-controlling shareholders of Bevo may acquire additional Common Shares of Bevo based on Bevo’s EBITDA performance and in the event of an Adverse Change of Control, as defined in the Bevo shareholders agreement. The call options are derivative instruments measured at fair value on the date of acquisition with subsequent changes recognized in net loss. The fair value of the call options at the date of acquisition were determined to be nominal in the provisional purchase price allocation.
In addition, the transaction includes a put option with certain non-controlling shareholders of Bevo such that the Company is required to purchase up to an additional 40.4% of the Common Shares of Bevo based of Bevo’s achievement of certain future EBITDA performance targets. As a result, the Company has recognized a financial liability of $48.0 million on the date of acquisition at the present value of the amount payable on exercise of the put option. The put option was valued at the date of acquisition using a discounted cash flow model and is valued subsequently using a Monte Carlo simulation. The determination relies on forecasted information, of which the significant assumptions used within the model are revenue, cost of sales and operating expenses. As at March 31, 2023, the present value of the amount payable on exercise of the put option was $47.6 million which is recorded in other long term liability in the consolidated statements of financial position. The change of $-0.4 million is recorded in deficit in the consolidated statements of financial position. Since the Company has elected to use the present-access method and measure the NCI of the proportionate share of the net assets in Bevo, the fair value of the put option is not included in the purchase price allocation.

	Provisional allocation at acquisition	Adjustments	Final
Cash paid	38,844	—	38,844
Performance holdback	2,153	—	2,153
Indemnity holdback	3,000	—	3,000
Contingent consideration	749	—	749
	44,746	—	44,746

Preliminary Fair Value of net identifiable assets
Cash	54	—	54
Accounts receivables	3,317	—	3,317
Biological assets	4,873	(403)	4,470
Inventories	4,366	—	4,366
Prepaid expenses and deposits	749	—	749
Property, plant and equipment	92,887	—	92,887
Intangible assets			—
Customer relationships	5,600	—	5,600
Software	247	—	247
	112,093	(403)	111,690

Accounts payable and accruals	3,699	—	3,699
Income taxes payable	1,660	(1,744)	(84)
Deferred revenue	151	—	151
Loans and borrowings	39,934	(237)	39,697
Deferred tax liability	14,762	1,509	16,271
	60,206	(472)	59,734

Provisional purchase price allocation
Net identifiable assets acquired	51,887	69	51,956
Non-controlling interest	(25,891)	(34)	(25,925)
Goodwill	18,750	(35)	18,715
	44,746	—	44,746

Net cash outflows
Cash consideration paid	(38,844)	—	(38,844)
Cash acquired	54	—	54
	(38,790)	—	(38,790)

Goodwill arising from the acquisition represents future income and growth, and other intangibles that do not qualify for separate recognition. The goodwill arising on this acquisition is expected to be fully deductible for tax purposes.
Based on Management’s review of relevant information received after the acquisition date for circumstances that existed at the acquisition date, adjustments were made to the fair value of the net identifiable assets acquired and liabilities assumed. As such, the initial purchase price previously reported was provisionally allocated based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. As at March 31, 2023, Management finalized its purchase price allocation for the fair value of identifiable assets acquired and liabilities assumed and the resulting allocation of goodwill.
For the nine months ended March 31, 2023, Bevo accounted for $20.7 million, in revenue and $1.3 million in net loss since the August 25, 2022 acquisition date. If the acquisition had been completed on July 1, 2022, the Company estimates that Bevo would have accounted for $22.7 million in revenue and $2.5 million in net loss for the nine months ended March 31, 2023.

In connection with the acquisition of Bevo, the Company recognized non-controlling interests in Bevo of $25.9 million, which represents the non-controlling interest portion of 49.9% of the fair value of the net identifiable assets acquired.

As a result of the transaction, the Company recognized a deferred tax asset of $16.3 million with a corresponding recovery of deferred taxes on the consolidated statement of comprehensive loss.

Included in acquisition costs expense for the nine months ended March 31, 2023, are $1.0 million of transaction costs related to the acquisition of Bevo.

Thrive Cannabis (“Thrive”)

On May 5, 2022, the Company acquired TerraFarma Inc. (parent company of Thrive), a Canadian company based in Ontario specialized in the sale of innovative premium cannabis products including dried flower, pre-rolls, vapour products and concentrates.

The Company acquired all of the issued and outstanding shares of TerraFarma Inc. for an aggregate initial consideration of $63.3 million consisting of $27.0 million paid in cash, $9.2 million through the issuance of 2,467,421 Common Shares, $9.7 million for earned milestones issuable in Common Shares and $3.0 million withheld as an indemnity holdback payable in cash or shares, or a combination of both, at the Company’s discretion. On July 7, 2022, the Company issued 2,614,995 Common Shares for the $9.7 million of equity consideration relating to earned milestones known at the time of the acquisition.

Additional consideration of up to $14.4 million in potential earnout amounts is payable in cash, Common Shares or a combination of both, at the election of the Company, subject to Thrive achieving certain revenue targets within two years of closing the transaction. The preliminary purchase price allocation has been adjusted for information received subsequent to the acquisition date, regarding circumstances that existed at the acquisition date. The adjustments and final purchase price allocation are as follows:

	Provisional allocation at acquisition	Adjustments	Final
Total consideration
Cash paid	26,983	—	26,983
Common shares issued	9,230	—	9,230
Common shares issuable	9,683	—	9,683
Indemnity holdback	3,000	—	3,000
Contingent consideration	14,371	—	14,371
	63,267	—	63,267

Net identifiable assets acquired (liabilities assumed)
Cash	2,513	—	2,513
Accounts receivables	3,713	—	3,713
Biological assets	232	—	232
Inventories	10,441	—	10,441
Prepaid expenses and deposits	151	—	151
Investments in associates	1,156	—	1,156
Property, plant equipment	10,453	—	10,453
Intangible assets			—
Permits and licenses	6,100	—	6,100
Brand	10,800	—	10,800
	45,559	—	45,559

Accounts payable and accruals	5,831	750	6,581
Deferred tax liability	2,862	—	2,862
	8,693	750	9,443

Provisional purchase price allocation
Net identifiable assets acquired	36,866	(750)	36,116
Goodwill	26,401	750	27,151
	63,267	—	63,267

Net cash outflows
Cash consideration paid	(26,983)	—	(26,983)
Cash acquired	2,513	—	2,513
	(24,470)	—	(24,470)

Goodwill arising from the acquisition represents expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. The goodwill arising on this acquisition is expected to be fully deductible for tax purposes. During the year ended June 30, 2022, the Company recognized an impairment loss on goodwill of $26.4 million (Note 15).
For the year ended June 30, 2022, Thrive accounted for $1.4 million in revenue and $3.2 million in net loss since the May 5, 2022 acquisition date. If the acquisition had been completed on July 1, 2021, the Company estimates it would have recorded an increase of $10.3 million in revenue and an increase of $22.1 million in net loss for the year ended June 30, 2022.